Stock-Based Compensation	3 Months Ended
Mar. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

12. Stock-Based Compensation

The Company has a stock-based compensation plan, the Performance and Incentive Pay Plan (the “PIPP”), to attract, retain and motivate employees while directly linking incentives to increases in stockholder value. Terms and conditions (including performance-based vesting criteria) of awards granted under the PIPP are established by the Board of Directors or the Compensation Committee of the Board of Directors, who administer the plan.

On February 20, 2019, the Board of Directors of the Company approved the PIPP, which makes available up to 4,277,000 shares of common stock for award. The awards may be granted in a variety of forms, including restricted stock, restricted stock units, stock options, stock appreciation rights, performance awards, and other stock-based awards. As of December 31, 2019, all awards granted under the PIPP were in the form of restricted stock units.

Restricted stock units granted under the PIPP without performance-based vesting criteria typically vest in equal annual installments over two or three years. Awards granted with performance-based vesting criteria typically vest in annual installments over two or three years subject to achievement of certain financial and operating results of the Company.

For the restricted stock units granted in the 2019 first quarter, a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting will be calculated on the vesting date based on the grant date value. The first tranche of restricted stock units will vest upon the closing of the MUDS transaction, which the Company expects to close during the second quarter of 2020. Restricted stock units set to vest during 2020 are convertible into shares of MUDS common stock as of December 31, 2020, if the MUDS transaction closes. The remainder of the restricted stock units vest through March 2022. The restricted stock units are included in Other liabilities, current on the consolidated balance sheets.

The fair value of restricted stock units is recognized as expense over the vesting period. During the three months ended March 31, 2020 and 2019, the Company recognized $0.4 and $0.2 million, respectively, in stock-based compensation cost related to the issuance of the restricted stock units of which less than $0.1 million was capitalized to ore on leach pads during each period.